UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave -9th Floor

         New York, N.Y.  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $376,980 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    30278   617408 SH       sole                   617408        0        0
BOYD GAMING CORP               COM              103304101    43347  1074000 SH       sole                  1074000        0        0
CENDANT CORP                   COM              151313103     2444   150000 SH       sole                   150000        0        0
CONSOL ENERGY INC              COM              20854P109     2336    50000 SH       sole                    50000        0        0
CORAUTUS GENETICS INC          COM NEW          218139202      311   464492 SH       sole                   464492        0        0
DENNYS CORP                    COM              24869P104    33924  9193491 SH       sole                  9193491        0        0
ESCHELON TELECOM INC           COM              296290109    19492  1260000 SH       sole                  1260000        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139    36045   834365 SH       sole                   834365        0        0
GENCORP INC                    COM              368682100    10932   682000 SH       sole                   682000        0        0
GENERAL MTRS CORP              COM              370442105     4469   150000 SH       sole                   150000        0        0
HUDSON CITY BANCORP            COM              443683107     4666   350000 SH       sole                   350000        0        0
IPCS INC                       COM NEW          44980Y305    14725   304874 SH       sole                   304874        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     3771    50000 SH       sole                    50000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4342    91511 SH       sole                    91511        0        0
MASSEY ENERGY CORP             COM              576206106     7128   198000 SH       sole                   198000        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118     2999   296892          sole                   296892        0        0
MIRANT CORP NEW                COM              60467R100     9540   355986 SH       sole                   355986        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126     9563   888759          sole                   888759        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      435    25000 SH       sole                    25000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     1924   546700 SH       sole                   546700        0        0
PATHMARK STORES INC NEW        COM              70322A101     9369   995600 SH       sole                   995600        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847     2318    92831 SH       sole                    92831        0        0
PROSPECT STR HIGH INCOME PTF   COM NEW          743586406     1550   493600 SH       sole                   493600        0        0
QC HLDGS INC                   COM              74729T101     7954   588765 SH       sole                   588765        0        0
SHAW GROUP INC                 COM              820280105    15168   545600 SH       sole                   545600        0        0
SPACEHAB INC                   COM              846243103     1075   910858 SH       sole                   910858        0        0
SPRINT NEXTEL CORP             COM FON          852061100     3998   200000 SH       sole                   200000        0        0
TERRA INDS INC                 COM              880915103      637   100000 SH       sole                   100000        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108     1306   229100 SH       sole                   229100        0        0
U S G CORP                     COM NEW          903293405    60641   831500 SH       sole                   831500        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3349   100000 SH       sole                   100000        0        0
VISTEON CORP                   COM              92839U107     5183   718800 SH       sole                   718800        0        0
WALTER INDS INC                COM              93317Q105    12971   225000 SH       sole                   225000        0        0
WALTER INDS INC                COM              93317Q105      937      910     CALL sole                      910        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     7853   147217 SH       sole                   147217        0        0